Long-Term Loan Payable - Schedule of Long-Term Loan Payable (Details) - Long-Term Loan Payable [Member] $ in Thousands	Mar. 31, 2026 USD ($)
Debt Instrument [Line Items]
Total long-term loan payable	$ 569
Less current portion	(162)
Non- current portion	407
Financial Institutions [Member]
Debt Instrument [Line Items]
Total long-term loan payable	460
Third-Party Lender [Member]
Debt Instrument [Line Items]
Total long-term loan payable	$ 109